Share Repurchase Program - Additional Information (Detail) ¥ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2022 USD ($)	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Aug. 31, 2023 USD ($)
Equity, Class of Treasury Stock [Line Items]
Share repurchased cash consideration | ¥		¥ 134,313		¥ 42,330
Treasury Stock [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchased under repurchase plan		(4,003,315)	(4,003,315)	(1,174,186)
Share repurchased cash consideration | ¥		¥ 134,313		¥ 42,330
Treasury Stock [Member] | RSUs [Member]
Equity, Class of Treasury Stock [Line Items]
Exercise and vesting of share-based awards		128,205	128,205	0
Common Class A [Member]
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, period in force	36 months
Common Class A [Member] | Maximum [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchase plan, authorized amount | $	$ 20.0				$ 40.0
American Depositary Shares [Member]
Equity, Class of Treasury Stock [Line Items]
Share repurchased under repurchase plan		5,200,000	5,200,000
Share repurchased cash consideration | $			$ 24.8